Long-term Debt - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization and other financial charges	$ 7	$ 9
Capitalized interest	(2)	0
Interest expense 3	388	220
Senior and Junior Notes with Former Parent
Debt Instrument [Line Items]
Interest on debt	270	211
Unsecured Notes Due October 2034 and October 2024
Debt Instrument [Line Items]
Interest on debt	85	0
Junior Notes with Fomer Parent
Debt Instrument [Line Items]
Interest on debt	$ 28	$ 0